Average Annual Total Returns - Class I N Shares - Core Plus Bond Fund	I OneYear	I SinceInception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions SinceInception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares SinceInception	N OneYear	N SinceInception	N Inception Date	R6 OneYear	R6 SinceInception	R6 Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) OneYear	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes) SinceInception
Total	6.62%	6.00%	Apr. 05, 2018	4.67%	4.27%	4.12%	3.90%	6.33%	5.75%	Apr. 05, 2018	6.70%	6.07%	Apr. 05, 2018	7.51%	6.56%